Employees (Details) - Schedule of employees - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff costs comprised:
Directors’ salaries (including bonus)	$ 2,526	$ 14,666	$ 1,145
Employees’ wages, salaries and bonus	1,856	1,058	696
Social security costs	176	194	609
Recruitment fees	242	17
Share based payment charge	5,173	5,105	1,266
Employees, total	9,973	21,040	3,716
The average monthly number of employees, including directors, employed by the group during the year was:
Research and Development	8	3	5
Corporate and administration	5	8	4
Total	$ 13	$ 11	$ 9